LEASES - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 3,788	$ 4,455
Variable lease payments	274	13
Short term lease costs	75	175
Cash paid for operating leases, net of operating cash flows from lease incentives received	$ 3,072	$ (5,314)